INTEREST EXPENSE (Tables)	12 Months Ended
Dec. 31, 2013
INTEREST EXPENSE
Schedule of interest expense

($ thousands)	2013	2012	2011

Realized:
Interest on bank debt and senior notes	$56,716	$53,074	$47,049
Unrealized:
Cross currency interest rate swap (gain)/loss	1,306	2,963	355
Interest rate swap (gain)/loss	(478)	(1,125)	(2,037)
Amortization of debt issue costs and senior note premium	793	(5)	(429)

Interest expense	$58,337	$54,907	$44,938